Revenue from contract with customer (Details) € in Millions, $ in Millions						1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		15 Months Ended
	Jul. 01, 2023 CHF (SFr)	Nov. 01, 2022 CHF (SFr)	May 01, 2021 CHF (SFr)	Oct. 30, 2020 USD ($)	Jan. 02, 2018 USD ($) item	Aug. 31, 2022 CHF (SFr)	Jan. 31, 2018 USD ($)	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2024 CHF (SFr)	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2024 CHF (SFr)	Jun. 30, 2024 CHF (SFr)	Dec. 31, 2019 USD ($)	Jul. 31, 2022 CHF (SFr)	Dec. 31, 2004 EUR (€)
Revenue from contract with customer
Revenue from contract with customer									SFr 115,277		SFr 348,757
Indivior PLC
Revenue from contract with customer
Number of distinct material promises and performance obligations | item					2
Indivior PLC | Rights granted
Revenue from contract with customer
Revenue from contract with customer | $							$ 5.0
Indivior PLC | Achievement of pre-specified milestones
Revenue from contract with customer
Variable consideration allocated to contract | $					$ 330.0
Indivior PLC | Research
Revenue from contract with customer
Revenue from contract with customer								SFr 0	SFr 100,000	SFr 0	300,000
Initial research term					2 years
Contract funding for research and development costs incurred | $					$ 4.0
Increment period for extension of research term					12 months
Number of newly identified compounds selected | item					1
Additional funding for research and development costs incurred	SFr 2,700,000	SFr 950,000	SFr 3,700,000	$ 2.8		SFr 850,000							$ 1.6
Research funding received												SFr 1,100,000		SFr 2,700,000
Research funding paid by investor to third parties												SFr 1,600,000		SFr 1,000,000
Indivior PLC | Research | Indivior PLC
Revenue from contract with customer
Number of newly identified compounds selected | item					1
Janssen Pharmaceuticals Inc. | Development
Revenue from contract with customer
Revenue from contract with customer										SFr 0	SFr 0
Janssen Pharmaceuticals Inc. | Development | Maximum
Revenue from contract with customer
Variable consideration allocated to contract | €															€ 109